Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in accumulated other comprehensive loss is presented in the tables below (in thousands). All amounts are shown net of tax, which is calculated using a combined Federal and state income tax rate approximating 37%.

	Accumulated Other Comprehensive Loss
		Unrealized
		Gains (Losses) on
	Defined Benefit	Securities
	Pension Plans	Available-for-Sale	Total

Balance at December 31, 2012	$(4,995)	$3,573	$(1,422)

Other comprehensive income before reclassifications	2,685	(5,201)	(2,516)
Amounts reclassified from other comprehensive loss	(570)	(482)	(1,052)
	2,115	(5,683)	(3,568)

Balance at December 31, 2013	$(2,880)	$(2,110)	$(4,990)

Other comprehensive income before reclassifications	(2,155)	4,030	1,875
Amounts reclassified from other comprehensive loss	(315)	(729)	(1,044)
	(2,470)	3,301	831

Balance at December 31, 2014	$(5,350)	$1,191	$(4,159)

	Amount reclassified from Other Comprehensive Loss			Affected line item
	December 31,			in the Statements
	2014	2013	2012	of Income

Securities available-for-sale:
Net securities (gains) losses reclassified into earnings	$(1,156)	$(764)	$(954)	Security gains (losses)
Related income tax expense	427	282	359	Income tax expense
Net effect on accumulated other comprehensive loss	$(729)	$(482)	$(595)

Net periodic employee benefit cost	$(500)	$(903)	$(521)	Salaries and employee benefits
Related income tax (benefit)	185	333	196	Income tax expense
Net effect on accumulated other comprehensive loss	$(315)	$(570)	$(325)